Share-based payments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Financial statements related to equity-based payments
	Nine months ended September 30,
	2015	2014

Nonemployee common stock	$571,207	$596,750
Nonemployee warrants	55,849	7,240,930
Legal settlement – replacement warrants	1,119,450	--
Employee stock options	981,000	9,944,000
Total share-based expense charged against income	$2,727,506	$17,781,680

Impact on net loss per common share:
Basic and diluted	$(0.04)	$(0.32)

Amounts recognized as expense in the consolidated statements of operations related to share-based payments are as follows:

	Year ended December 31,
	2014	2013
Nonemployee common stock	$631,550	$6,500
Nonemployee warrants – fully vested upon issuance	7,204,573	645,424
Nonemployee warrants – service and performance conditions	264,919	--
Employee stock options – fully vested upon grant	7,950,000	--
Employee stock options – market price-based	2,321,000	--
Total share-based expense charged against income	$18,372,042	$651,924

Impact on net loss per common share:
Basic and diluted	$(0.32)	$(0.01)

Common stock conditions

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock under the following conditions:

Condition	Number of Shares
UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

Common stock warrants performance and service conditions:
		Number of
Vesting Condition	Category	Warrants

Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
		2,600,000

Nonvested stock options and warrant activity
	Number of	Weighted-average Grant Date
	Warrants	Fair Value

Nonvested, December 31, 2014	2,880,000	$0.98
Vested	(580,000)	0.99
Nonvested, September 30, 2015	2,300,000	$0.99

Fair value of each option award
Volatility	112 – 184%
Risk-free interest rate	0.9 – 1.4%
Expected life (years)	3.0 – 5.0
Dividend yield	--

Fair value of the previously-issued warrants and the replacement warrants
	Previously-issued	Replacement

Volatility	245 – 245%	173%
Risk-free interest rate	0.6 – 0.3%	0.1 – 0.7%
Expected life (years)	2.0 – 4.5	0.6 – 1.8
Dividend yield	--	--

Nonemployee Common stock warrants - Service and performance conditions [Member]
Financial statements related to equity-based payments
Condition	Number of Shares

UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

Common stock warrants performance and service conditions:

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock warrants under the following conditions:

		Number of
Vesting Condition	Category	Warrants
Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
		2,600,000

Stock option and warrants activity

The following summarizes the activity for warrants that have performance and service conditions:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	--
Granted	3,000,000	$1.20
Outstanding, December 31, 2014	3,000,000	$1.20	2.7	$--
Exercisable, December 31, 2014	120,000	$1.00	2.5	$--

Nonvested stock options and warrant activity

The following summarizes of the status of our nonvested common stock warrants with performance and service conditions as of December 31, 2014, and changes during the year then ended:

	Number of	Weighted-average Grant Date
	Warrants	Fair Value
Nonvested, December 31, 2013	--
Granted	3,000,000	$0.98
Vested	(120,000)	0.99
Nonvested, December 31, 2014	2,880,000	$0.98

Fair value of each option award

The following summarizes the Black-Scholes assumptions used to estimate the fair value of warrants with performance and service conditions:

Year ended December 31,
	2014	2013
Volatility	208 -- 322%	--
Risk-free interest rate	1.1 -- 1.7%	--
Expected life (years)	3.0 – 5.0	--
Dividend yield	--	--

Nonemployee Common stock warrants - Fully-vested [Member]
Stock option and warrants activity

The following summarizes the activity for common stock warrants that were fully-vested upon issuance:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	2,203,374	$0.38
Granted	7,266,666	0.74
Exercised	(781,805)	0.31
Forfeited or expired	(200,000)	0.31
Outstanding, December 31, 2014	8,488,235	$0.69	3.2	$145,184
Exercisable, December 31, 2014	8,488,235	$0.69	3.2	$145,184

Fair value of each option award

he following summarizes the Black-Scholes assumptions used to estimate the fair value of fully-vested common stock warrants were as follows:

Year ended December 31,
	2014	2013
Volatility	208 – 330%	188 – 382%
Risk-free interest rate	0.6 -- 1.7%	0.2 – 1.8%
Expected life (years)	2.5 -- 5.0	2.5 – 5.0
Dividend yield	--	--

Employee stock options - Fully-vested [Member]
Stock option and warrants activity

The following is a summary of fully-vested stock option activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2013	--
Stock options granted	5,000,000	$2.00	No expiration
Outstanding, December 31, 2014	5,000,000	$2.00	No expiration	$--
Exercisable, December 31, 2014	5,000,000	$2.00	No expiration	$--

Fair value of each option award

The following summarizes the Black-Scholes assumptions used to estimate the fair value of fully-vested stock option grants:

	Year ended December 31,
	2014	2013
Volatility	325%	--
Risk-free interest rate	2.7%	--
Expected stock option life (years)	10	--
Dividend yield	--	--

Employee stock options - Market-based [Member]
Stock option and warrants activity

The following is a summary of market price-based stock option activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2012	5,000,000	$2.00		$--
Granted	--
Outstanding, December 31, 2013	5,000,000
Granted	--		No expiration
Outstanding, December 31, 2014	5,000,000	2.00	No expiration	$--
Exercisable, December 31, 2014	1,000,000	1.50	No expiration	$--

Nonvested stock options and warrant activity

A following summarizes of the status of our nonvested market price-based stock options as of December 31, 2014, and changes during the year then ended:

	Number of	Weighted-average Grant Date
	Warrants	Fair Value
Nonvested, December 31, 2013	5,000,000	$1.58
Vested	(1,000,000)	1.58
Nonvested, December 31, 2014	4,000,000	$1.58

Fair value of each option award

The following summarizes the lattice-based assumptions used to estimate the fair value of market price-based stock options:

	Year ended December 31,
	2014	2013
Volatility	300%	--
Risk-free interest rate	1.7%	--
Expected stock option life (years)	5.0	--
Dividend yield	--	--

Employee stock options - Market-based

We granted stock options to a member of management that vest upon the achievement of certain stock prices for 20 days, as follows:

Market Price	Number of Options
$ 1.50	1,000,000
1.75	1,000,000
2.00	1,000,000
2.25	1,000,000
2.50	1,000,000
5,000,000